Westcore Trust
Investment Objective
Westcore Small-Cap Growth Fund (the "Fund") seeks to achieve long-term capital appreciation by investing primarily in small-capitalization growth companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Westcore Trust (USD $)	Retail Class	Institutional Class
Redemption Fees (on shares sold after holding them for 90 days or less as a percentage of the amount redeemed)	2.00%	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Westcore Trust		Retail Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution Fees/Service (12b-1) Fees		none	none
Other Expenses	[1]	2.26%	2.11%
Acquired Fund Fees and Expenses	[1]	none	none
Total Annual Fund Operating Expenses		3.26%	3.11%
Fee Waiver	[2]	(1.96%)	(1.96%)
Total Annual Fund Operating Expenses After Waiver		1.30%	1.15%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the Fund's initial fiscal year.
[2]	Denver Investments (the "Adviser") has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses until at least April 30, 2015, so that the ratio of expenses to average net assets as reported in the Fund's Financial Highlights will be no more than 1.30% for the Fund's Retail Class for such period. In addition, the Adviser has contractually agreed to waive the investment advisory and/ or administration fees and/or to reimburse Fund level Other Expenses for the Institutional Class in the same proportion as the Retail Class waivers/ reimbursements as well as reimburse the Institutional class-specific Other Expenses until at least April 30, 2015. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Westcore Trust (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Retail Class	132	820
Institutional Class	117	775

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

The Principal Investment Strategy of the Fund
  The Fund emphasizes investments in small-capitalization or “small-cap” companies that the team believes to have attractive growth prospects for earnings and/or cash flows.
  Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-cap companies.
  The Fund currently considers “small-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Growth Index, at the time of purchase.  As of the most recent “reconstitution” of the benchmark index on May 31, 2013, the benchmark capitalization range was $129 million to $3.3 billion. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy primarily through independent “bottom-up” fundamental research. The team constructs a portfolio designed to generate alpha (which the team understands to mean the risk adjusted excess return relative to the Fund’s benchmark) primarily through stock selection.
  A proprietary valuation model is created for all potential investments in order to identify the key drivers of earnings and cash flow and to gauge embedded expectations implied in a stock’s current price. The team focuses its research on understanding what impacts these drivers and determining how its estimates differ from market expectations.
  With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark, however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

The Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the U.S. and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size. There may be limited or no performance history for investors to evaluate.
  Small Cap Company Risk. Investing in securities of small cap companies generally involves a higher degree of risk than investing in securities of larger companies. The prices of securities of smaller companies are generally more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions. These risks generally increase as the size of the companies decrease.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Performance History
Performance history will be available for the Fund once it has been in operation for one calendar year.